UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07225

T. Rowe Price U.S. Equity Research Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

U.S. Equity Research Fund

Investor Class (PRCOX)

This annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - Investor Class	$51	0.45%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence (AI) developments.

  Versus the S&P 500 Index, the leading contributor to the portfolio’s relative performance was stock selection in information technology. An overweight position in NVIDIA was beneficial. Shares rose as investors rewarded the company’s product suite for its potential to facilitate growth in the popular AI space during much of the period. Within communication services, security choices were also beneficial, led by an overweight position in T-Mobile US. Shares rose on investor optimism following the news that T-Mobile will acquire most of U.S. Cellular’s wireless operations and after the company reported strong second- and third-quarter results.

  Conversely, the leading detractor from relative performance was the energy sector, due to stock selection. Not owning ONEOK hurt relative performance as shares rose on investor expectations that the company could benefit from an increase in energy consumption by data centers. Later in the period, shares were boosted by investor optimism over several recent strategic initiatives. The portfolio’s overweight allocation to health care also weighed on relative returns as the sector underperformed the index during the year.

  The U.S. Equity Research Fund invests primarily in U.S. stocks and implements an analyst-driven approach to security selection. Analysts are allocated capital in proportion to the weight of the stocks they follow within the S&P 500 Index, and they have decision-making authority for their respective portion of the portfolio.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,134	10,180	10,095
2015	10,194	10,194	10,123
2015	9,551	9,455	9,471
2015	10,290	10,048	10,138
2016	10,309	10,145	10,275
2016	10,549	10,412	10,527
2016	11,009	10,870	10,933
2016	11,343	11,327	11,351
2017	12,103	11,978	12,039
2017	12,602	12,339	12,411
2017	13,175	12,903	12,967
2017	14,034	13,721	13,829
2018	14,002	13,633	13,724
2018	14,503	14,163	14,195
2018	15,526	15,172	15,290
2018	13,384	13,002	13,223
2019	15,319	14,828	15,027
2019	15,983	15,435	15,674
2019	16,222	15,614	15,940
2019	17,728	17,035	17,386
2020	14,215	13,475	13,979
2020	17,144	16,443	16,850
2020	18,731	17,957	18,355
2020	21,240	20,593	20,585
2021	22,410	21,900	21,856
2021	24,367	23,705	23,724
2021	24,541	23,681	23,863
2021	27,183	25,877	26,494
2022	25,891	24,512	25,276
2022	21,624	20,418	21,206
2022	20,626	19,506	20,170
2022	22,072	20,907	21,696
2023	23,872	22,408	23,322
2023	26,239	24,288	25,361
2023	25,545	23,497	24,531
2023	28,650	26,334	27,399
2024	31,968	28,973	30,291
2024	33,537	29,904	31,589
2024	35,218	31,767	33,448
2024	36,218	32,604	34,254

202501-4140694, 202502-4108238

F108-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
U.S. Equity Research Fund (Investor Class)	26.42%	15.36%	13.73%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
S&P 500 Index (Strategy Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$13,610,813
  Number of Portfolio Holdings305
  Investment Advisory Fees Paid (000s)$37,648
  Portfolio Turnover Rate37.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	32.4%
Financials	14.0
Consumer Discretionary	11.3
Health Care	10.2
Communication Services	9.4
Industrials & Business Services	7.3
Consumer Staples	5.4
Energy	3.2
Utilities	2.3
Other	4.5

Top Ten Holdings (as a % of Net Assets)

Apple	8.1%
NVIDIA	7.1
Microsoft	6.5
Amazon.com	4.3
Alphabet	4.1
Broadcom	2.8
Meta Platforms	2.7
Tesla	2.3
Eli Lilly	1.9
JPMorgan Chase	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. Equity Research Fund

Investor Class (PRCOX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

U.S. Equity Research Fund

Advisor Class (PACOX)

This annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - Advisor Class	$94	0.83%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence (AI) developments.

  Versus the S&P 500 Index, the leading contributor to the portfolio’s relative performance was stock selection in information technology. An overweight position in NVIDIA was beneficial. Shares rose as investors rewarded the company’s product suite for its potential to facilitate growth in the popular AI space during much of the period. Within communication services, security choices were also beneficial, led by an overweight position in T-Mobile US. Shares rose on investor optimism following the news that T-Mobile will acquire most of U.S. Cellular’s wireless operations and after the company reported strong second- and third-quarter results.

  Conversely, the leading detractor from relative performance was the energy sector, due to stock selection. Not owning ONEOK hurt relative performance as shares rose on investor expectations that the company could benefit from an increase in energy consumption by data centers. Later in the period, shares were boosted by investor optimism over several recent strategic initiatives. The portfolio’s overweight allocation to health care also weighed on relative returns as the sector underperformed the index during the year.

  The U.S. Equity Research Fund invests primarily in U.S. stocks and implements an analyst-driven approach to security selection. Analysts are allocated capital in proportion to the weight of the stocks they follow within the S&P 500 Index, and they have decision-making authority for their respective portion of the portfolio.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,121	10,180	10,095
2015	10,177	10,194	10,123
2015	9,524	9,455	9,471
2015	10,257	10,048	10,138
2016	10,271	10,145	10,275
2016	10,501	10,412	10,527
2016	10,951	10,870	10,933
2016	11,277	11,327	11,351
2017	12,026	11,978	12,039
2017	12,513	12,339	12,411
2017	13,071	12,903	12,967
2017	13,907	13,721	13,829
2018	13,870	13,633	13,724
2018	14,357	14,163	14,195
2018	15,358	15,172	15,290
2018	13,231	13,002	13,223
2019	15,131	14,828	15,027
2019	15,777	15,435	15,674
2019	16,002	15,614	15,940
2019	17,470	17,035	17,386
2020	13,997	13,475	13,979
2020	16,871	16,443	16,850
2020	18,410	17,957	18,355
2020	20,867	20,593	20,585
2021	21,981	21,900	21,856
2021	23,875	23,705	23,724
2021	24,017	23,681	23,863
2021	26,582	25,877	26,494
2022	25,300	24,512	25,276
2022	21,108	20,418	21,206
2022	20,114	19,506	20,170
2022	21,501	20,907	21,696
2023	23,251	22,408	23,322
2023	25,530	24,288	25,361
2023	24,829	23,497	24,531
2023	27,816	26,334	27,399
2024	31,013	28,973	30,291
2024	32,503	29,904	31,589
2024	34,102	31,767	33,448
2024	35,032	32,604	34,254

202501-4140694, 202502-4108238

F208-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
U.S. Equity Research Fund (Advisor Class)	25.94%	14.93%	13.36%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
S&P 500 Index (Strategy Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$13,610,813
  Number of Portfolio Holdings305
  Investment Advisory Fees Paid (000s)$37,648
  Portfolio Turnover Rate37.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	32.4%
Financials	14.0
Consumer Discretionary	11.3
Health Care	10.2
Communication Services	9.4
Industrials & Business Services	7.3
Consumer Staples	5.4
Energy	3.2
Utilities	2.3
Other	4.5

Top Ten Holdings (as a % of Net Assets)

Apple	8.1%
NVIDIA	7.1
Microsoft	6.5
Amazon.com	4.3
Alphabet	4.1
Broadcom	2.8
Meta Platforms	2.7
Tesla	2.3
Eli Lilly	1.9
JPMorgan Chase	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. Equity Research Fund

Advisor Class (PACOX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

U.S. Equity Research Fund

R Class (RRCOX)

This annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - R Class	$132	1.17%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence (AI) developments.

  Versus the S&P 500 Index, the leading contributor to the portfolio’s relative performance was stock selection in information technology. An overweight position in NVIDIA was beneficial. Shares rose as investors rewarded the company’s product suite for its potential to facilitate growth in the popular AI space during much of the period. Within communication services, security choices were also beneficial, led by an overweight position in T-Mobile US. Shares rose on investor optimism following the news that T-Mobile will acquire most of U.S. Cellular’s wireless operations and after the company reported strong second- and third-quarter results.

  Conversely, the leading detractor from relative performance was the energy sector, due to stock selection. Not owning ONEOK hurt relative performance as shares rose on investor expectations that the company could benefit from an increase in energy consumption by data centers. Later in the period, shares were boosted by investor optimism over several recent strategic initiatives. The portfolio’s overweight allocation to health care also weighed on relative returns as the sector underperformed the index during the year.

  The U.S. Equity Research Fund invests primarily in U.S. stocks and implements an analyst-driven approach to security selection. Analysts are allocated capital in proportion to the weight of the stocks they follow within the S&P 500 Index, and they have decision-making authority for their respective portion of the portfolio.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	R Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,117	10,180	10,095
2015	10,165	10,194	10,123
2015	9,506	9,455	9,471
2015	10,231	10,048	10,138
2016	10,231	10,145	10,275
2016	10,455	10,412	10,527
2016	10,896	10,870	10,933
2016	11,207	11,327	11,351
2017	11,947	11,978	12,039
2017	12,422	12,339	12,411
2017	12,967	12,903	12,967
2017	13,790	13,721	13,829
2018	13,737	13,633	13,724
2018	14,210	14,163	14,195
2018	15,188	15,172	15,290
2018	13,071	13,002	13,223
2019	14,938	14,828	15,027
2019	15,563	15,435	15,674
2019	15,785	15,614	15,940
2019	17,219	17,035	17,386
2020	13,782	13,475	13,979
2020	16,598	16,443	16,850
2020	18,103	17,957	18,355
2020	20,501	20,593	20,585
2021	21,593	21,900	21,856
2021	23,445	23,705	23,724
2021	23,575	23,681	23,863
2021	26,067	25,877	26,494
2022	24,788	24,512	25,276
2022	20,670	20,418	21,206
2022	19,681	19,506	20,170
2022	21,023	20,907	21,696
2023	22,721	22,408	23,322
2023	24,928	24,288	25,361
2023	24,226	23,497	24,531
2023	27,119	26,334	27,399
2024	30,204	28,973	30,291
2024	31,632	29,904	31,589
2024	33,154	31,767	33,448
2024	34,032	32,604	34,254

202501-4140694, 202502-4108238

F408-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
U.S. Equity Research Fund (R Class)	25.49%	14.60%	13.03%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
S&P 500 Index (Strategy Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$13,610,813
  Number of Portfolio Holdings305
  Investment Advisory Fees Paid (000s)$37,648
  Portfolio Turnover Rate37.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	32.4%
Financials	14.0
Consumer Discretionary	11.3
Health Care	10.2
Communication Services	9.4
Industrials & Business Services	7.3
Consumer Staples	5.4
Energy	3.2
Utilities	2.3
Other	4.5

Top Ten Holdings (as a % of Net Assets)

Apple	8.1%
NVIDIA	7.1
Microsoft	6.5
Amazon.com	4.3
Alphabet	4.1
Broadcom	2.8
Meta Platforms	2.7
Tesla	2.3
Eli Lilly	1.9
JPMorgan Chase	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. Equity Research Fund

R Class (RRCOX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

U.S. Equity Research Fund

I Class (PCCOX)

This annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - I Class	$39	0.34%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence (AI) developments.

  Versus the S&P 500 Index, the leading contributor to the portfolio’s relative performance was stock selection in information technology. An overweight position in NVIDIA was beneficial. Shares rose as investors rewarded the company’s product suite for its potential to facilitate growth in the popular AI space during much of the period. Within communication services, security choices were also beneficial, led by an overweight position in T-Mobile US. Shares rose on investor optimism following the news that T-Mobile will acquire most of U.S. Cellular’s wireless operations and after the company reported strong second- and third-quarter results.

  Conversely, the leading detractor from relative performance was the energy sector, due to stock selection. Not owning ONEOK hurt relative performance as shares rose on investor expectations that the company could benefit from an increase in energy consumption by data centers. Later in the period, shares were boosted by investor optimism over several recent strategic initiatives. The portfolio’s overweight allocation to health care also weighed on relative returns as the sector underperformed the index during the year.

  The U.S. Equity Research Fund invests primarily in U.S. stocks and implements an analyst-driven approach to security selection. Analysts are allocated capital in proportion to the weight of the stocks they follow within the S&P 500 Index, and they have decision-making authority for their respective portion of the portfolio.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
11/29/16	500,000	500,000	500,000
12/31/16	505,949	508,515	508,640
3/31/17	540,069	537,720	539,495
6/30/17	562,515	553,935	556,155
9/30/17	588,329	579,257	581,073
12/31/17	626,633	615,967	619,684
3/31/18	625,670	611,997	614,980
6/30/18	648,282	635,796	636,097
9/30/18	694,227	681,090	685,145
12/31/18	598,767	583,679	592,515
3/31/19	685,612	665,648	673,381
6/30/19	715,575	692,907	702,362
9/30/19	726,494	700,962	714,290
12/31/19	793,644	764,731	779,076
3/31/20	636,609	604,904	626,393
6/30/20	767,984	738,150	755,075
9/30/20	839,061	806,115	822,499
12/31/20	951,871	924,466	922,417
3/31/21	1,004,292	983,141	979,376
6/30/21	1,092,524	1,064,150	1,063,101
9/30/21	1,100,569	1,063,067	1,069,289
12/31/21	1,219,211	1,161,694	1,187,201
3/31/22	1,161,551	1,100,375	1,132,607
6/30/22	970,519	916,599	950,245
9/30/22	925,792	875,677	903,848
12/31/22	991,020	938,568	972,188
3/31/23	1,072,103	1,005,960	1,045,074
6/30/23	1,178,849	1,090,328	1,136,436
9/30/23	1,147,726	1,054,851	1,099,236
12/31/23	1,287,405	1,182,191	1,227,754
3/31/24	1,436,929	1,300,639	1,357,354
6/30/24	1,507,960	1,342,467	1,415,501
9/30/24	1,583,966	1,426,091	1,498,825
12/31/24	1,629,367	1,463,644	1,534,934

202501-4140694, 202502-4108238

F358-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/29/16
U.S. Equity Research Fund (I Class)	26.56%	15.47%	15.73%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	14.20
S&P 500 Index (Strategy Benchmark)	25.02	14.53	14.88

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$13,610,813
  Number of Portfolio Holdings305
  Investment Advisory Fees Paid (000s)$37,648
  Portfolio Turnover Rate37.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	32.4%
Financials	14.0
Consumer Discretionary	11.3
Health Care	10.2
Communication Services	9.4
Industrials & Business Services	7.3
Consumer Staples	5.4
Energy	3.2
Utilities	2.3
Other	4.5

Top Ten Holdings (as a % of Net Assets)

Apple	8.1%
NVIDIA	7.1
Microsoft	6.5
Amazon.com	4.3
Alphabet	4.1
Broadcom	2.8
Meta Platforms	2.7
Tesla	2.3
Eli Lilly	1.9
JPMorgan Chase	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. Equity Research Fund

I Class (PCCOX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

U.S. Equity Research Fund

Z Class (PCUZX)

This annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence (AI) developments.

  Versus the S&P 500 Index, the leading contributor to the portfolio’s relative performance was stock selection in information technology. An overweight position in NVIDIA was beneficial. Shares rose as investors rewarded the company’s product suite for its potential to facilitate growth in the popular AI space during much of the period. Within communication services, security choices were also beneficial, led by an overweight position in T-Mobile US. Shares rose on investor optimism following the news that T-Mobile will acquire most of U.S. Cellular’s wireless operations and after the company reported strong second- and third-quarter results.

  Conversely, the leading detractor from relative performance was the energy sector, due to stock selection. Not owning ONEOK hurt relative performance as shares rose on investor expectations that the company could benefit from an increase in energy consumption by data centers. Later in the period, shares were boosted by investor optimism over several recent strategic initiatives. The portfolio’s overweight allocation to health care also weighed on relative returns as the sector underperformed the index during the year.

  The U.S. Equity Research Fund invests primarily in U.S. stocks and implements an analyst-driven approach to security selection. Analysts are allocated capital in proportion to the weight of the stocks they follow within the S&P 500 Index, and they have decision-making authority for their respective portion of the portfolio.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Z Class	Regulatory Benchmark	Strategy Benchmark
11/23/21	10,000	10,000	10,000
12/31/21	10,170	10,094	10,175
3/31/22	9,698	9,562	9,707
6/30/22	8,108	7,965	8,144
9/30/22	7,743	7,609	7,747
12/31/22	8,294	8,156	8,332
3/31/23	8,982	8,741	8,957
6/30/23	9,883	9,474	9,740
9/30/23	9,631	9,166	9,421
12/31/23	10,813	10,273	10,523
3/31/24	12,080	11,302	11,634
6/30/24	12,690	11,665	12,132
9/30/24	13,339	12,392	12,846
12/31/24	13,735	12,718	13,156

202501-4140694, 202502-4108238

F1467-052 2/25

Average Annual Total Returns

	1 Year	Since Inception 11/23/21
U.S. Equity Research Fund (Z Class)	27.02%	10.77%
Russell 3000 Index (Regulatory Benchmark)	23.81	8.05
S&P 500 Index (Strategy Benchmark)	25.02	9.24

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$13,610,813
  Number of Portfolio Holdings305
  Investment Advisory Fees Paid (000s)$37,648
  Portfolio Turnover Rate37.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	32.4%
Financials	14.0
Consumer Discretionary	11.3
Health Care	10.2
Communication Services	9.4
Industrials & Business Services	7.3
Consumer Staples	5.4
Energy	3.2
Utilities	2.3
Other	4.5

Top Ten Holdings (as a % of Net Assets)

Apple	8.1%
NVIDIA	7.1
Microsoft	6.5
Amazon.com	4.3
Alphabet	4.1
Broadcom	2.8
Meta Platforms	2.7
Tesla	2.3
Eli Lilly	1.9
JPMorgan Chase	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. Equity Research Fund

Z Class (PCUZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023

Audit Fees	$23,525	$23,064
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRCOX U.S. Equity Research
Fund
PACOX U.S. Equity Research
Fund–
.
Advisor Class
RRCOX U.S. Equity Research
Fund–
.
R Class
PCCOX U.S. Equity Research
Fund–
.
I Class
PCUZX U.S. Equity Research
Fund–
.
Z Class

T. ROWE PRICE U.S. Equity Research Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 46.54 $ 36.28 $ 45.23 $ 36.67 $ 30.93
Investment activities
Net investment income
(1)(2)
0.41 0.42 0.36 0.34 0.46
Net realized and unrealized
gain/loss 11.89 10.38 (8.85) 9.90 5.66
Total from investment
activities 12.30 10.80 (8.49) 10.24 6.12
Distributions
Net investment income (0.37) (0.54) (0.32) (0.31) (0.32)
Net realized gain — — (0.14) (1.37) (0.06)
Total distributions (0.37) (0.54) (0.46) (1.68) (0.38)
NET ASSET VALUE
End of period $ 58.47 $ 46.54 $ 36.28 $ 45.23 $ 36.67
Ratios/Supplemental Data
Total return
(2)(3)
26.42% 29.80% (18.80)% 27.98% 19.81%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.45% 0.44% 0.45% 0.42% 0.45%
Net expenses after waivers/
payments by Price Associates 0.45% 0.44% 0.45% 0.42% 0.45%
Net investment income 0.75% 1.02% 0.92% 0.80% 1.47%
Portfolio turnover rate 37.6% 47.0% 45.4% 27.5% 35.6%
Net assets, end of period (in
millions) $7,029 $4,377 $3,155 $4,047 $2,210
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. Equity Research Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 46.47 $ 36.24 $ 45.21 $ 36.69 $ 30.88
Investment activities
Net investment income
(1)(2)
0.20 0.28 0.22 0.16 0.36
Net realized and unrealized
gain/loss 11.86 10.36 (8.85) 9.87 5.64
Total from investment
activities 12.06 10.64 (8.63) 10.03 6.00
Distributions
Net investment income (0.16) (0.41) (0.20) (0.14) (0.13)
Net realized gain — — (0.14) (1.37) (0.06)
Total distributions (0.16) (0.41) (0.34) (1.51) (0.19)
NET ASSET VALUE
End of period $ 58.37 $ 46.47 $ 36.24 $ 45.21 $ 36.69
Ratios/Supplemental Data
Total return
(2)(3)
25.94% 29.37% (19.11)% 27.39% 19.44%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.83% 0.78% 0.82% 0.86% 0.77%
Net expenses after
waivers/payments by Price
Associates 0.83% 0.78% 0.82% 0.86% 0.77%
Net investment income 0.37% 0.68% 0.55% 0.37% 1.17%
Portfolio turnover rate 37.6% 47.0% 45.4% 27.5% 35.6%
Net assets, end of period (in
thousands) $62,380 $48,264 $36,895 $35,556 $16,053
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. Equity Research Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 45.97 $ 35.90 $ 44.82 $ 36.42 $ 30.76
Investment activities
Net investment income
(1)(2)
0.01 0.15 0.10 0.07 0.25
Net realized and unrealized
gain/loss 11.71 10.26 (8.77) 9.80 5.61
Total from investment
activities 11.72 10.41 (8.67) 9.87 5.86
Distributions
Net investment income — (0.34) (0.11) (0.10) (0.14)
Net realized gain — — (0.14) (1.37) (0.06)
Total distributions — (0.34) (0.25) (1.47) (0.20)
NET ASSET VALUE
End of period $ 57.69 $ 45.97 $ 35.90 $ 44.82 $ 36.42
Ratios/Supplemental Data
Total return
(2)(3)
25.49% 29.00% (19.35)% 27.15% 19.06%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.17% 1.08% 1.12% 1.09% 1.09%
Net expenses after
waivers/payments by Price
Associates 1.17% 1.08% 1.12% 1.09% 1.09%
Net investment income 0.02% 0.38% 0.25% 0.17% 0.82%
Portfolio turnover rate 37.6% 47.0% 45.4% 27.5% 35.6%
Net assets, end of period (in
thousands) $133,468 $117,609 $81,938 $97,801 $13,750
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. Equity Research Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 46.58 $ 36.30 $ 45.25 $ 36.68 $ 30.93
Investment activities
Net investment income
(1)(2)
0.46 0.46 0.40 0.37 0.48
Net realized and unrealized
gain/loss 11.92 10.39 (8.85) 9.91 5.68
Total from investment
activities 12.38 10.85 (8.45) 10.28 6.16
Distributions
Net investment income (0.41) (0.57) (0.36) (0.34) (0.35)
Net realized gain — — (0.14) (1.37) (0.06)
Total distributions (0.41) (0.57) (0.50) (1.71) (0.41)
NET ASSET VALUE
End of period $ 58.55 $ 46.58 $ 36.30 $ 45.25 $ 36.68
Ratios/Supplemental Data
Total return
(2)(3)
26.56% 29.91% (18.72)% 28.09% 19.94%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.34% 0.35% 0.35% 0.34% 0.35%
Net expenses after
waivers/payments by Price
Associates 0.34% 0.35% 0.35% 0.34% 0.35%
Net investment income 0.86% 1.11% 1.03% 0.88% 1.50%
Portfolio turnover rate 37.6% 47.0% 45.4% 27.5% 35.6%
Net assets, end of period (in
millions) $6,386 $4,830 $4,162 $4,519 $3,650
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. Equity Research Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
11/23/21
(1)
Through
12/31/21 12/31/24 12/31/23 12/31/22
NET ASSET VALUE
Beginning of period $ 46.44 $ 36.17 $ 45.09 $ 46.17
Investment activities
Net investment income
(2)(3)
0.55 0.58 0.54 0.06
Net realized and unrealized gain/loss 12.00 10.39 (8.83) 0.70
Total from investment activities 12.55 10.97 (8.29) 0.76
Distributions
Net investment income — (0.70) (0.49) (0.47)
Net realized gain — — (0.14) (1.37)
Total distributions — (0.70) (0.63) (1.84)
NET ASSET VALUE
End of period $ 58.99 $ 46.44 $ 36.17 $ 45.09
Ratios/Supplemental Data
Total return
(3)(4)
27.02% 30.37% (18.44)% 1.70%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments
by Price Associates 0.33% 0.34% 0.34% 0.33%
(5)
Net expenses after waivers/payments by
Price Associates 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 1.12% 1.43% 1.42% 1.33%
(5)
Portfolio turnover rate 37.6% 47.0% 45.4% 27.5%
Net assets, end of period (in thousands) $14 $1,325,814 $3,922,679 $787,784
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE U.S. Equity Research Fund
December 31, 2024

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.1%
COMMUNICATION SERVICES  9.4%
Diversified Telecommunication Services  0.1%
AT&T  379,587 8,643
8,643
Entertainment  1.3%
Netflix (1) 149,200 132,985
Spotify Technology (1) 26,199 11,721
Walt Disney  244,895 27,269
171,975
Interactive Media & Services  6.8%
Alphabet, Class A  1,175,550 222,532
Alphabet, Class C  1,744,173 332,160
Meta Platforms, Class A  625,550 366,266
Pinterest, Class A (1) 374,668 10,865
931,823
Media  0.5%
Charter Communications, Class A (1) 91,284 31,289
Comcast, Class A  1,106,813 41,539
72,828
Wireless Telecommunication Services  0.7%
T-Mobile U.S.  420,214 92,754
92,754
Total Communication Services 1,278,023
CONSUMER DISCRETIONARY  11.3%
Automobiles  2.3%
Tesla (1) 777,859 314,131
314,131
Broadline Retail  4.3%
Amazon.com (1) 2,643,974 580,061
580,061
Hotels, Restaurants & Leisure  2.1%
Airbnb, Class A (1) 30,689 4,033
Booking Holdings  9,537 47,384
Chipotle Mexican Grill (1) 623,359 37,589
Domino's Pizza  15,614 6,554
Hilton Worldwide Holdings  93,956 23,222
Las Vegas Sands  352,480 18,103
Marriott International, Class A  90,464 25,234

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
McDonald's  233,072 67,565
Norwegian Cruise Line Holdings (1) 237,113 6,101
Royal Caribbean Cruises  107,796 24,868
Starbucks  100,471 9,168
Wingstop  21,903 6,225
Wynn Resorts  67,622 5,826
281,872
Household Durables  0.2%
NVR (1) 3,732 30,524
30,524
Specialty Retail  2.0%
AutoZone (1) 6,388 20,454
Bath & Body Works  83,293 3,229
Burlington Stores (1) 46,668 13,303
Home Depot  298,607 116,155
Lowe's  141,433 34,906
O'Reilly Automotive (1) 20,844 24,717
Ross Stores  173,388 26,229
TJX  252,380 30,490
Ulta Beauty (1) 13,439 5,845
275,328
Textiles, Apparel & Luxury Goods  0.4%
Deckers Outdoor (1) 51,300 10,419
Lululemon Athletica (1) 73,414 28,074
NIKE, Class B  64,040 4,846
Tapestry  264,949 17,309
60,648
Total Consumer Discretionary 1,542,564
CONSUMER STAPLES  5.4%
Beverages  1.4%
Coca-Cola  1,372,705 85,465
Constellation Brands, Class A  45,221 9,994
Keurig Dr Pepper  1,190,860 38,250
Monster Beverage (1) 123,551 6,494
PepsiCo  346,878 52,746
192,949
Consumer Staples Distribution & Retail  1.9%
Costco Wholesale  118,153 108,260
Dollar General  150,942 11,444
Sysco  44,124 3,374
Target  125,143 16,917

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Walmart  1,240,395 112,070
252,065
Food Products  0.1%
Lamb Weston Holdings  35,000 2,339
Mondelez International, Class A  175,606 10,489
12,828
Household Products  1.1%
Clorox  59,000 9,582
Colgate-Palmolive  264,509 24,047
Kimberly-Clark  93,120 12,202
Procter & Gamble  585,221 98,112
143,943
Personal Care Products  0.2%
Kenvue  1,283,734 27,408
27,408
Tobacco  0.7%
Altria Group  250,760 13,112
Philip Morris International  644,654 77,584
90,696
Total Consumer Staples 719,889
ENERGY  3.2%
Energy Equipment & Services  0.2%
Schlumberger  855,126 32,785
32,785
Oil, Gas & Consumable Fuels  3.0%
Chevron  415,050 60,116
ConocoPhillips  530,662 52,626
Diamondback Energy  96,395 15,792
EOG Resources  210,170 25,762
EQT  212,789 9,812
Expand Energy  48,249 4,803
Exxon Mobil  1,212,870 130,468
Hess  34,727 4,619
Marathon Petroleum  138,322 19,296
Phillips 66  42,120 4,799
Suncor Energy  144,341 5,150
Targa Resources  126,011 22,493
Texas Pacific Land  5,500 6,083
Valero Energy  142,910 17,519

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Williams  568,195 30,751
410,089
Total Energy 442,874
FINANCIALS  14.0%
Banks  3.5%
Bank of America  2,460,372 108,133
Citigroup  991,938 69,823
Fifth Third Bancorp  373,893 15,808
Huntington Bancshares  1,058,727 17,225
JPMorgan Chase  753,079 180,521
KeyCorp  538,545 9,231
Popular  64,920 6,106
Truist Financial  97,484 4,229
Wells Fargo  814,216 57,191
Western Alliance Bancorp  78,673 6,572
474,839
Capital Markets  2.8%
Ares Management, Class A  89,883 15,912
Bank of New York Mellon  280,513 21,552
Blackrock  35,399 36,288
Blackstone  65,473 11,289
Cboe Global Markets  46,194 9,026
Charles Schwab  699,971 51,805
CME Group  129,755 30,133
Goldman Sachs Group  73,138 41,880
KKR  226,559 33,510
Moody's  16,225 7,681
Morgan Stanley  285,944 35,949
S&P Global  88,134 43,893
State Street  174,428 17,120
TPG (2) 125,940 7,914
Tradeweb Markets, Class A  96,619 12,649
376,601
Consumer Finance  0.5%
American Express  128,467 38,128
Capital One Financial  76,986 13,728
Synchrony Financial  269,203 17,498
69,354
Financial Services  5.1%
Apollo Global Management  149,448 24,683
Berkshire Hathaway, Class B (1) 352,508 159,785

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Block (1) 90,557 7,696
Corebridge Financial  910,731 27,258
Corpay (1) 138,552 46,889
Equitable Holdings  398,435 18,794
Fiserv (1) 344,603 70,788
Global Payments  183,379 20,550
Mastercard, Class A  243,293 128,111
Visa, Class A  539,976 170,654
Voya Financial  235,651 16,220
691,428
Insurance  2.1%
Allstate  199,439 38,450
American International Group  440,459 32,065
Axis Capital Holdings  91,267 8,088
Chubb  234,591 64,818
Hartford Financial Services Group  237,906 26,027
Marsh & McLennan  162,215 34,456
MetLife  417,851 34,214
Progressive  33,864 8,114
RenaissanceRe Holdings  73,724 18,343
Travelers  80,563 19,407
283,982
Mortgage Real Estate Investment Trusts  0.0%
Annaly Capital Management, REIT  376,038 6,881
6,881
Total Financials 1,903,085
HEALTH CARE  10.2%
Biotechnology  1.5%
AbbVie  409,790 72,820
Amgen  128,295 33,439
BeiGene, ADR (1) 52,722 9,738
Biogen (1) 88,959 13,604
Gilead Sciences  253,183 23,387
Regeneron Pharmaceuticals (1) 51,930 36,991
Vertex Pharmaceuticals (1) 45,998 18,523
208,502
Health Care Equipment & Supplies  1.9%
Abbott Laboratories  191,995 21,717
Becton Dickinson & Company  126,811 28,770
Boston Scientific (1) 333,279 29,768
Cooper (1) 149,373 13,732

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Edwards Lifesciences (1) 195,100 14,443
Intuitive Surgical (1) 124,109 64,780
Medtronic  177,002 14,139
Stryker  133,365 48,018
Zimmer Biomet Holdings  235,266 24,851
260,218
Health Care Providers & Services  2.1%
Cencora  82,657 18,571
Cigna Group  113,928 31,460
CVS Health  242,262 10,875
Elevance Health  90,351 33,331
McKesson  40,473 23,066
Molina Healthcare (1) 36,310 10,568
Quest Diagnostics  92,498 13,954
Tenet Healthcare (1) 104,724 13,219
UnitedHealth Group  269,690 136,426
291,470
Life Sciences Tools & Services  1.4%
Danaher  290,293 66,637
ICON (1) 31,668 6,641
Mettler-Toledo International (1) 16,629 20,348
Repligen (1) 98,632 14,197
Thermo Fisher Scientific  151,661 78,899
186,722
Pharmaceuticals  3.3%
AstraZeneca, ADR  200,840 13,159
Bristol-Myers Squibb  132,922 7,518
Eli Lilly  338,282 261,154
Johnson & Johnson  433,017 62,623
Merck  529,047 52,630
Pfizer  780,675 20,711
Sanofi, ADR  227,227 10,959
Viatris  1,415,378 17,621
Zoetis  22,333 3,639
450,014
Total Health Care 1,396,926
INDUSTRIALS & BUSINESS SERVICES  7.3%
Aerospace & Defense  1.7%
Boeing (1) 286,429 50,698
General Electric  375,306 62,597
Howmet Aerospace  177,421 19,404

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
L3Harris Technologies  97,492 20,501
Lockheed Martin  13,144 6,387
Northrop Grumman  68,844 32,308
RTX  154,367 17,863
TransDigm Group  14,182 17,973
227,731
Air Freight & Logistics  0.1%
FedEx  48,166 13,551
13,551
Building Products  0.4%
Carrier Global  271,165 18,510
Johnson Controls International  143,084 11,294
Trane Technologies  57,064 21,076
Trex (1) 19,500 1,346
52,226
Commercial Services & Supplies  0.5%
Cintas  110,491 20,187
Copart (1) 260,048 14,924
Republic Services  36,362 7,315
Waste Connections  64,044 10,989
Waste Management  72,158 14,561
67,976
Electrical Equipment  0.8%
Emerson Electric  102,260 12,673
GE Vernova  114,356 37,615
Hubbell  47,142 19,747
Rockwell Automation  93,865 26,826
Vertiv Holdings, Class A  71,498 8,123
104,984
Ground Transportation  1.2%
CSX  1,389,087 44,826
Norfolk Southern  153,556 36,039
Old Dominion Freight Line  200,244 35,323
Saia (1) 37,185 16,946
Uber Technologies (1) 538,374 32,475
165,609
Industrial Conglomerates  0.5%
Honeywell International  186,654 42,163
Roper Technologies  48,002 24,954
67,117

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Machinery  1.5%
Caterpillar  45,886 16,646
Cummins  112,359 39,168
Deere  80,981 34,312
Dover  102,631 19,254
Esab  79,977 9,592
Fortive  320,108 24,008
IDEX  68,918 14,424
Ingersoll Rand  151,019 13,661
Stanley Black & Decker  410,040 32,922
Xylem  17,729 2,057
206,044
Passenger Airlines  0.1%
Delta Air Lines  90,641 5,484
United Airlines Holdings (1) 110,976 10,776
16,260
Professional Services  0.3%
Booz Allen Hamilton Holding  35,897 4,620
Equifax  53,341 13,594
Paylocity Holding (1) 50,741 10,121
Verisk Analytics  53,968 14,865
43,200
Trading Companies & Distributors  0.2%
Fastenal  188,794 13,576
SiteOne Landscape Supply (1) 71,831 9,465
WW Grainger  7,565 7,974
31,015
Total Industrials & Business Services 995,713
INFORMATION TECHNOLOGY  32.4%
Communications Equipment  0.5%
Arista Networks (1) 167,889 18,557
Cisco Systems  755,816 44,744
63,301
Electronic Equipment, Instruments & Components  0.9%
Amphenol, Class A  451,593 31,363
Keysight Technologies (1) 185,537 29,803
TE Connectivity  60,818 8,695
Teledyne Technologies (1) 53,178 24,681
Zebra Technologies, Class A (1) 56,099 21,667
116,209

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services  0.9%
Accenture, Class A  235,751 82,935
Gartner (1) 10,759 5,212
International Business Machines  129,221 28,407
Shopify, Class A (1) 33,808 3,595
120,149
Semiconductors & Semiconductor Equipment  11.1%
Analog Devices  187,782 39,896
Broadcom  1,639,630 380,132
First Solar (1) 42,100 7,420
KLA  6,691 4,216
Marvell Technology  446,869 49,357
Micron Technology  32,454 2,731
NVIDIA  7,174,460 963,458
QUALCOMM  437,533 67,214
1,514,424
Software  10.7%
Adobe (1) 115,557 51,386
Autodesk (1) 81,830 24,186
Cadence Design Systems (1) 144,485 43,412
Crowdstrike Holdings, Class A (1) 49,197 16,833
Descartes Systems Group (1) 29,846 3,390
Dynatrace (1) 175,993 9,565
Fair Isaac (1) 9,277 18,470
Fortinet (1) 548,449 51,817
Gen Digital  853,543 23,370
HubSpot (1) 12,431 8,662
Intuit  77,483 48,698
Microsoft  2,084,175 878,480
Oracle  432,360 72,048
Palo Alto Networks (1) 74,900 13,629
Salesforce  369,556 123,554
ServiceNow (1) 43,260 45,861
Synopsys (1) 47,111 22,866
Zscaler (1) 32,303 5,828
1,462,055
Technology Hardware, Storage & Peripherals  8.3%
Apple  4,404,487 1,102,972
Pure Storage, Class A (1) 124,488 7,647
Western Digital (1) 235,034 14,015
1,124,634
Total Information Technology 4,400,772

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS  1.8%
Chemicals  1.0%
CF Industries Holdings  171,395 14,623
Linde  191,969 80,372
Mosaic  296,316 7,284
RPM International  23,324 2,870
Sherwin-Williams  79,040 26,868
132,017
Construction Materials  0.1%
Vulcan Materials  61,446 15,806
15,806
Containers & Packaging  0.3%
Ball  226,805 12,504
International Paper  147,740 7,951
Packaging Corp. of America  67,216 15,132
35,587
Metals & Mining  0.3%
Franco-Nevada  119,608 14,065
Freeport-McMoRan  496,342 18,901
Steel Dynamics  129,405 14,761
47,727
Paper & Forest Products  0.1%
West Fraser Timber (2) 156,356 13,533
13,533
Total Materials 244,670
REAL ESTATE  1.8%
Health Care Real Estate Investment Trusts  0.2%
Welltower, REIT  199,477 25,140
25,140
Industrial Real Estate Investment Trusts  0.4%
Prologis, REIT  290,180 30,672
Rexford Industrial Realty, REIT  485,234 18,759
49,431
Real Estate Management & Development  0.1%
CBRE Group, Class A (1) 83,830 11,006
CoStar Group (1) 75,493 5,405
16,411
Residential Real Estate Investment Trusts  0.3%
American Homes 4 Rent, Class A, REIT  147,492 5,519

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AvalonBay Communities, REIT  37,226 8,189
Camden Property Trust, REIT  21,354 2,478
Essex Property Trust, REIT  41,415 11,821
Sun Communities, REIT  100,959 12,415
40,422
Retail Real Estate Investment Trusts  0.2%
Kimco Realty, REIT  331,209 7,760
Regency Centers, REIT  95,448 7,056
Simon Property Group, REIT  51,819 8,924
23,740
Specialized Real Estate Investment Trusts  0.6%
American Tower, REIT  156,641 28,729
CubeSmart, REIT  119,091 5,103
Equinix, REIT  37,548 35,404
Public Storage, REIT  64,755 19,390
88,626
Total Real Estate 243,770
UTILITIES  2.3%
Electric Utilities  1.8%
Constellation Energy  172,491 38,588
Duke Energy  18,497 1,993
Entergy  203,024 15,393
Evergy  126,556 7,789
Exelon  831,466 31,296
FirstEnergy  151,124 6,012
NextEra Energy  834,786 59,846
PG&E  2,140,543 43,196
Southern  213,580 17,582
Xcel Energy  438,179 29,586
251,281
Gas Utilities  0.1%
Atmos Energy  96,579 13,451
13,451
Independent Power & Renewable Electricity
Producers  0.1%
Vistra  85,730 11,820
11,820
Multi-Utilities  0.3%
Ameren  343,936 30,658
CMS Energy  145,824 9,719

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sempra  16,720 1,467
41,844
Total Utilities 318,396
Total Common Stocks (Cost $9,327,927) 13,486,682
SHORT-TERM INVESTMENTS  0.6%
Money Market Funds  0.6%
T. Rowe Price Treasury Reserve Fund, 4.52% (3)(4) 86,821,803 86,822
86,822
U.S. Treasury Obligations  0.0%
U.S. Treasury Bills, 4.25%, 3/18/25 (5) 600,000 595
U.S. Treasury Bills, 4.289%, 2/20/25 (5) 590,000 587
U.S. Treasury Bills, 4.441%, 2/25/25 (5) 420,000 417
U.S. Treasury Bills, 4.622%, 3/13/25 (5) 2,800,000 2,777
4,376
Total Short-Term Investments (Cost $91,195) 91,198
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.53% (3)(4) 8,557,219 8,557
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 8,557
Total Securities Lending Collateral (Cost $8,557) 8,557
Total Investments in Securities
99.8% of Net Assets
(Cost $9,427,679) $ 13,586,437
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at December 31, 2024.
(3) Seven-day yield
(4) Affiliated Companies

T. ROWE PRICE U.S. Equity Research Fund

.
.
.
.
.
.
.
.
.
.
(5) At December 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Equity Research Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 279 S&P 500 E-Mini Index contracts 3/25 82,804 $ (2,616)
Net payments (receipts) of variation margin to date 2,295
Variation margin receivable (payable) on open futures contracts $ (321)

T. ROWE PRICE U.S. Equity Research Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 4.52% — — 2,763
Totals $ —# $ — $ 2,763+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 20,562  ¤  ¤ $ 8,557
T. Rowe Price Treasury
Reserve Fund, 4.52% 51,266  ¤  ¤ 86,822
Total $ 95,379^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $2,763 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $95,379.

T. ROWE PRICE U.S. Equity Research Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $9,427,679) $ 13,586,437
Receivable for shares sold 50,473
Dividends and interest receivable 6,921
Receivable for investment securities sold 2,770
Cash 1
Other assets 652
Total assets 13,647,254
Liabilities
Payable for investment securities purchased 16,597
Obligation to return securities lending collateral 8,557
Payable for shares redeemed 6,325
Investment management fees payable 3,777
Variation margin payable on futures contracts 321
Due to affiliates 163
Payable to directors 10
Other liabilities 691
Total liabilities 36,441
NET ASSETS $ 13,610,813

T. ROWE PRICE U.S. Equity Research Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 4,001,247
Paid-in capital applicable to 232,668,588 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 9,609,566
NET ASSETS $ 13,610,813
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $7,029,373; Shares outstanding:
120,228,270) $ 58.47
Advisor Class
(Net assets: $62,380; Shares outstanding: 1,068,626) $ 58.37
R Class
(Net assets: $133,468; Shares outstanding: 2,313,360) $ 57.69
I Class
(Net assets: $6,385,578; Shares outstanding:
109,058,098) $ 58.55
Z Class
(Net assets: $14; Shares outstanding: 234) $ 58.99

T. ROWE PRICE U.S. Equity Research Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $169) $ 141,898
Securities lending 222
.
  Interest 182
Other 1
Total income 142,303
Expenses
Investment management 38,403
Shareholder servicing
Investor Class $ 6,686
Advisor Class 146
R Class 443
I Class 396 7,671
Rule 12b-1 fees
Advisor Class 149
R Class 650 799
Prospectus and shareholder reports
Investor Class 168
Advisor Class 2
R Class 2
I Class 132 304
Custody and accounting 395
Registration 348
Directors 38
Legal and audit 2 9
Miscellaneous 51
Waived / paid by Price Associates (755)
Total expenses 47,283
Net investment income 95,020

T. ROWE PRICE U.S. Equity Research Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 874,371
Futures 10,411
Foreign currency transactions (5)
Net realized gain 884,777
Change in net unrealized gain / loss
Securities 1,717,810
Futures (3,681)
Change in net unrealized gain / loss 1,714,129
Net realized and unrealized gain / loss 2,598,906
INCREASE IN NET ASSETS FROM OPERATIONS $ 2,693,926

T. ROWE PRICE U.S. Equity Research Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 95,020 $ 132,352
Net realized gain 884,777 1,729,483
Change in net unrealized gain / loss 1,714,129 1,116,694
Increase in net assets from operations 2,693,926 2,978,529
Distributions to shareholders
Net earnings
Investor Class (44,295) (49,998)
Advisor Class (173) (422)
R Class – (854)
I Class (44,644) (58,838)
Z Class – (19,969)
Decrease in net assets from distributions (89,112) (130,081)
Capital share transactions
*
Shares sold
Investor Class 2,656,920 1,296,096
Advisor Class 15,279 8,460
R Class 19,844 32,617
I Class 1,934,975 812,226
Z Class 6,727 227,112
Distributions reinvested
Investor Class 43,783 49,428
Advisor Class 172 420
R Class – 852
I Class 44,020 58,228
Z Class – 19,969
Shares redeemed
Investor Class (1,309,537) (1,000,087)
Advisor Class (14,471) (7,872)
R Class (33,099) (21,746)
I Class (1,654,670) (1,291,138)
Z Class (1,403,050) (3,691,610)
Increase (decrease) in net assets from capital
share transactions 306,893 (3,507,045)

T. ROWE PRICE U.S. Equity Research Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Increase (decrease) during period 2,911,707 (658,597)
Beginning of period 10,699,106 11,357,703
End of period $ 13,610,813 $ 10,699,106
*Share information (000s)
Shares sold
Investor Class 49,890 30,206
Advisor Class 294 204
R Class 379 791
I Class 35,503 19,282
Z Class 139 5,846
Distributions reinvested
Investor Class 729 1,077
Advisor Class 3 9
R Class – 19
I Class 732 1,267
Z Class – 436
Shares redeemed
Investor Class (24,452) (24,178)
Advisor Class (267) (192)
R Class (624) (534)
I Class (30,864) (31,518)
Z Class (28,687) (86,190)
Increase (decrease) in shares outstanding 2,775 (83,475)

T. ROWE PRICE U.S. Equity Research Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price U.S. Equity Research Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-
end management investment company. The fund seeks to provide long-
term capital growth by investing primarily in U.S. common stocks. The fund has five classes of shares: the U.S. Equity Research Fund (Investor Class), the U.S. Equity Research Fund–Advisor Class (Advisor Class), the U.S. Equity
Research Fund–R Class (R Class), the U.S. Equity Research Fund–I Class
(I Class) and the U.S. Equity Research Fund–Z Class (Z Class). Advisor Class
shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE U.S. Equity Research Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses

T. ROWE PRICE U.S. Equity Research Fund

realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2024, the fund realized $574,614,000 of net gain on
$1,376,346,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in

T. ROWE PRICE U.S. Equity Research Fund

performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued

T. ROWE PRICE U.S. Equity Research Fund

at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE U.S. Equity Research Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 13,486,682 $ — $ — $ 13,486,682
Short-Term Investments 86,822 4,376 — 91,198
Securities Lending Collateral 8,557 — — 8,557
Total $ 13,582,061 $ 4,376 $ — $ 13,586,437
Liabilities
Futures Contracts* $ 2,616 $ — $ — $ 2,616
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Equity Research Fund

with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
*
Liabilities
Equity derivatives Futures $ 2,616
Total $ 2,616
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 10,411
Total $ 10,411

T. ROWE PRICE U.S. Equity Research Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of December 31, 2024, securities valued at $4,281,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, and foreign currencies; as an efficient means of adjusting exposure to all or part of a target market; or as a cash management tool. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Change in Unrealized
Gain (Loss)
Equity derivatives $ (3,681)
Total $ (3,681)

T. ROWE PRICE U.S. Equity Research Fund

made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP,

T. ROWE PRICE U.S. Equity Research Fund

investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $8,406,000; the value of cash collateral and related investments was $8,557,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $6,063,460,000 and
$4,425,359,000, respectively, for the year ended December 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 89,112 $ 130,081

T. ROWE PRICE U.S. Equity Research Fund

At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and late-year ordinary loss deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals. During the year ended December 31, 2024, the fund utilized $287,465,000 of capital loss carryforwards. Other temporary differences relate primarily to differences in treatment of corporate actions.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset
($000s)
Cost of investments $ 9,535,680
Unrealized appreciation $ 4,290,484
Unrealized depreciation (239,729)
Net unrealized appreciation (depreciation) $ 4,050,755
($000s)
Net unrealized appreciation (depreciation) $ 4,050,755
Loss carryforwards and deferrals (49,498)
Other temporary differences (10)
Total distributable earnings (loss) $ 4,001,247

T. ROWE PRICE U.S. Equity Research Fund

capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.04%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%. Price Associates has agreed to permanently waive a portion of the fund’s annual investment management fee in order to limit the fund’s management fees to 0.33% of the fund’s average daily net assets. This agreement can only be modified or terminated with approval by the fund’s shareholders. The fund has no obligation to repay fees waived under this arrangement. No management fees were waived under this arrangement for the year ended December 31, 2024.
The Investor Class, Advisor Class, and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated
in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average

T. ROWE PRICE U.S. Equity Research Fund

net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated
in the table below. At December 31, 2024, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/

T. ROWE PRICE U.S. Equity Research Fund

paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
year ended December 31, 2024, expenses incurred pursuant to these service agreements were $116,000 for Price Associates; $1,460,000 for T. Rowe Price
Services, Inc.; and $28,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.68% 0.93% 1.18% 0.04% 0.00%
Expense
limitation date 04/30/26 04/30/26 04/30/26 04/30/26 N/A
(Waived)/
repaid during
the period
($000s) $— $— $— $— $(755)

T. ROWE PRICE U.S. Equity Research Fund

shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2024, the fund was charged $66,000 for shareholder servicing costs related to the college savings plans, of which $23,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and
Liabilities. At December 31, 2024, no shares of the I Class were held by college savings plans.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of December 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 234 shares of the Z Class, representing 100% of the
Z Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of December 31, 2024.

T. ROWE PRICE U.S. Equity Research Fund

NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s

T. ROWE PRICE U.S. Equity Research Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE U.S. Equity Research Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price U.S. Equity
Research Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price U.S. Equity Research Fund, Inc.
(the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE U.S. Equity Research Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE U.S. Equity Research Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $131,444,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $125,089,000 of the fund's income qualifies for the dividends-received deduction.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F108-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Equity Research Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025